Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Information (Textual) [Abstract]
Charges for possible losses on reinsurance recoverables, maximum	$ 1	$ 1	$ 1
Aggregate allowance for losses on reinsurance recoverables	26	28
Total rental expense	54	42	42
Operating lease future minimum payments due in 2012	52
Operating lease future minimum payments due in 2013	49
Operating lease future minimum payments due in 2014	44
Operating lease future minimum payments due in 2015	37
Operating lease future minimum payments due in 2016	33
Operating lease future minimum payments due after five years	197
Commitments to fund limited partnerships	25
Maximum amount of dividends available to be paid by insurance subsidiaries to AFG without prior approval of regulatory authorities	546
Retirement and employee savings plan expense	$ 26	$ 30	$ 34